Product warranty	12 Months Ended
Mar. 31, 2014
Product Warranties Disclosures [Abstract]
Product warranty

12. Product warranty

The change in the Company’s accrued warranty obligation for the years ended March 31, 2014, 2013 and 2012 is summarized in the following table.

	Year ended March 31,
	2014	2013	2012
Accrued warranty obligation at beginning of year	$19,794	$17,514	$11,543
Actual warranty costs incurred	(10,995)	(13,765)	(13,498)
Warranty provision	10,502	16,373	19,820
Adjustments for changes in estimate	—	31	—
Currency translation adjustment	(1,526)	(359)	(351)

Accrued warranty obligation at end of year	$17,775	$19,794	$17,514

The accrued warranty obligation is included in accrued and other current liabilities.